Registration No. 33-69760
                                                                     Rule 497(e)

DELAFIELD FUND, INC.                                            600 Fifth Avenue
                                                              New York, NY 10020
                                                                  (212) 830-5220
--------------------------------------------------------------------------------


Supplement to Prospectus dated July 22, 1997

         The cover page has been amended to include the following statements:

         The Securities and Exchange Commission ("SEC") maintains a Website (http://www.SEC.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. Shares of the Fund are not being offered via the Internet to residents of a particular state.